Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disposal of Subsidiaries
30.	DISPOSAL OF SUBSIDIARIES

The board of directors of the Group’s subsidiary, SPIL (Cayman) Holding Limited, resolved in September 2020 to dispose its 100% shareholdings in SF to Shenzhen Hiwin System Limited with a consideration of RMB966,000 thousand. The disposal was completed in October 2020 and the control over SF passed to the acquirer.

a.	Analysis of assets and liabilities on the date control was lost

	NT$	US$ (Note 4)
Current Assets
Cash and cash equivalent	$200,347	$7,135
Trade receivables, net	318,425	11,340
Inventories	239,865	8,542
Other current assets	111,913	3,985
Non-Current Assets
Property, plant and equipment	7,546,413	268,747
Right-of-use assets	812,861	28,948
Deferred tax assets	298,217	10,620
Other non-current assets	43,482	1,548

Current Liabilities
Trade and other payables	(1,739,330)	(61,942)
Current portion of long-term borrowings	(1,746,000)	(62,179)
Other current liabilities	(24,564)	(875)

	NT$	US$ (Note 4)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	(104,974)
Deferred tax liabilities	(796)	(28)

Net assets disposed of	$3,113,151	$110,867
b.	Gain on disposal of subsidiarie s

	NT$	US$ (Note 4)

Total consideration (paid in cash)	$4,078,844	$145,258
Net assets disposed of	(3,113,151)	(110,867)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control over SF	(162,940)	(5,803)

Gain on disposal of SF	$802,753	$28,588